UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23004

Winton Series Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

C/O SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-330-9999

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.   Schedule of Investments

Winton Series Trust

Winton Global Equity Portfolio

July 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.5%

	Shares	Value

AUSTRALIA — 3.9%
AMP	3,310	$16,067
Australia & New Zealand Banking Group	4,397	105,521
BHP Billiton	1,380	26,804
Cochlear	289	19,370
Fortescue Metals Group	91,278	124,341
GPT Group ‡	571	1,933
Insurance Australia Group	25,709	111,199
Lend Lease Group	10,006	114,554
Macquarie Group	231	13,935
Mirvac Group ‡	6,367	8,837
QBE Insurance Group	565	6,058
Stockland ‡	4,581	14,297
Suncorp Group	1,483	15,541
Telstra	75,031	357,592
Woodside Petroleum	823	21,546
WorleyParsons	3,328	22,484

		980,079

BELGIUM — 1.3%
Delhaize Group	3,600	326,510

CANADA — 7.0%
Bank of Montreal	4,069	228,260
Bank of Nova Scotia	8,810	434,693
Brookfield Asset Management, Cl A	2,722	95,535
Canadian Imperial Bank of Commerce	4,639	333,265
Magna International	11,151	609,086
Royal Bank of Canada	690	40,447

COMMON STOCK — continued

	Shares	Value

CANADA (continued)
Shaw Communications, Cl B	2,053	$43,792

		1,785,078

CHINA — 0.9%
China Construction Bank, Cl H	133,000	108,599
Industrial & Commercial Bank of China, Cl H	179,000	123,300

		231,899

DENMARK — 0.8%
Vestas Wind Systems	3,532	193,975

FINLAND — 0.7%
Fortum	1,378	24,360
Nokian Renkaat	3,905	118,043
UPM-Kymmene	2,033	37,735

		180,138

FRANCE — 5.9%
BNP Paribas	295	19,331
Capital Gemini	79	7,598
Casino Guichard Perrachon	4,314	322,251
Cie Generale des Etablissements Michelin	2,940	289,745
Credit Agricole	7,076	112,148
Lagardere	3,436	103,315
Orange	3,190	52,638
Peugeot *	3,671	74,000
Publicis Groupe	1,149	87,518
Safran	936	71,211
Sanofi	311	33,663
Societe Generale	253	12,523

Winton Series Trust

Winton Global Equity Portfolio

July 31, 2015 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FRANCE (continued)
Valeo	2,010	$269,821
Vinci	485	31,294
Vivendi	963	25,466

		1,512,522

GERMANY — 0.2%
Continental	110	24,738
RWE	846	17,713

		42,451

HONG KONG — 0.7%
China Mobile	8,000	104,743
Hang Seng Bank	2,700	55,342
Hong Kong Exchanges and Clearing	400	10,846
Ping An Insurance Group of China, Cl H	1,000	5,753
Power Assets Holdings	1,000	9,423

		186,107

IRELAND — 1.4%
Experian	420	7,872
Seagate Technology	7,014	354,908

		362,780

ITALY — 0.9%
Assicurazioni Generali	323	6,399
Enel	3,427	16,228
Mediaset	29,273	149,227
Pirelli & C.	2,230	37,204
Tenaris	1,395	17,709

		226,767

COMMON STOCK — continued

	Shares	Value

JAPAN — 10.5%
Aisin Seiki	800	$32,479
Asahi Kasei	15,000	114,072
Daiwa Securities Group	8,000	62,227
FUJIFILM Holdings	5,300	210,447
Hoya	900	38,123
Isuzu Motors	5,300	73,493
ITOCHU	15,600	191,514
Kobe Steel	68,000	105,379
Konica Minolta	1,600	19,978
Marubeni	15,100	84,095
Mitsubishi Electric	3,000	32,289
Mitsubishi Materials	18,000	65,233
Mitsui	8,700	113,161
Mizuho Financial Group	64,900	140,334
Nikon	9,700	115,403
Nippon Telegraph & Telephone	4,200	161,481
Nissin Foods Holdings	500	22,559
Nitori Holdings	600	53,901
NOK	5,400	158,433
Oriental Land	1,300	82,568
Otsuka Holdings	8,200	294,722
Panasonic	1,000	11,760
Rohm	900	52,157
Shin-Etsu Chemical	700	41,906
Shionogi	2,000	79,826
Sumitomo	4,600	52,369
Suzuki Motor	2,900	101,130
Taisei	21,000	123,564

Winton Series Trust

Winton Global Equity Portfolio

July 31, 2015 (Unaudited)

COMMON STOCK — continued

	Shares	Value

JAPAN (continued)
Taisho Pharmaceutical Holdings	200	$13,447
Toyota Motor	200	13,322

		2,661,372

LUXEMBOURG — 0.4%

SES ADR	3,564	110,905

NETHERLANDS — 0.6%
Koninklijke Ahold	7,196	144,103

NORWAY — 1.9%
DNB	3,591	58,843
Telenor	4,703	103,677
Yara International	6,200	310,120

		472,640

PORTUGAL — 0.2%

EDP - Energias de Portugal	11,539	42,938

SINGAPORE — 0.3%

Singapore Telecommunications	26,000	77,717

SPAIN — 0.9%
Banco Santander	8,765	60,854
Gas Natural	7,344	160,536
Repsol	637	10,768

		232,158

SWEDEN — 1.9%
Boliden	4,290	79,693

COMMON STOCK — continued

	Shares	Value

SWEDEN (continued)
Electrolux	982	$28,411
Investor, Cl B	4,053	157,339
Skanska, Cl B	3,725	78,927
Telefonaktiebolaget LM Ericsson, Cl B	1,953	21,021
TeliaSonera	18,735	114,589

		479,980

SWITZERLAND — 1.7%
Cie Financiere Richemont	522	45,297
Roche Holding	350	101,639
Swiss Life Holding	475	112,782
Swiss Re	1,877	169,908

		429,626

UNITED KINGDOM — 10.2%
3i Group	14,383	124,231
Antofagasta	624	5,521
AstraZeneca	2,131	143,658
BHP Billiton	2,246	41,445
British American Tobacco	1,300	77,109
British Land ‡	10,468	137,380
Cobham	3,378	13,774
Daily Mail & General Trust, Cl A	2,995	37,530
HSBC Holdings	4,032	36,474
Imperial Tobacco Group	139	7,299
InterContinental Hotels Group	48	2,021
Kingfisher	26,828	151,007
Ladbrokes	63,000	111,977
Land Securities Group ‡	2,540	51,449
Man Group	2,457	6,246

Winton Series Trust

Winton Global Equity Portfolio

July 31, 2015 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM (continued)
Marks & Spencer Group	15,519	$131,742
Next	1,273	158,723
Persimmon	12,914	412,518
Reckitt Benckiser Group	659	63,235
Segro ‡	8,812	61,715
Shire	645	57,171
Sky	10,437	185,671
Standard Chartered	1,167	17,851
Tate & Lyle	28,972	246,399
Unilever	2,221	100,753
United Utilities Group	4,267	59,395
Vodafone Group	33,228	125,405
William Hill	5,838	36,887

		2,604,586

UNITED STATES — 40.2%

Consumer Discretionary — 11.0%
Apollo Education Group, Cl A *	357	4,573
Bed Bath & Beyond *	2,638	172,077
Best Buy	12,465	402,495
Coach	1,248	38,938
Expedia	676	82,093
Fossil Group *	602	41,387
GameStop, Cl A	6,659	305,315
Gap	2,067	75,404
Genuine Parts	351	31,222
Goodyear Tire & Rubber	465	14,010
Graham Holdings, Cl B	361	248,931
Kohl’s	3,173	194,569

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)
L Brands	74	$5,973
Lowe’s	186	12,901
Macy’s	2,639	182,249
Marriott International, Cl A	92	6,680
PulteGroup	17,615	364,983
Scripps Networks Interactive, Cl A	1,565	97,938
Staples	15,873	233,492
TEGNA	7,570	220,514
Twenty-First Century Fox, Cl A	2,136	73,670

		2,809,414

Consumer Staples — 1.7%
Archer-Daniels-Midland	8,329	394,961
Procter & Gamble	162	12,425
Wal-Mart Stores	363	26,129

		433,515

Energy — 0.7%
Valero Energy	2,596	170,298

Financials — 1.7%
ACE	253	27,519
Allstate	1,179	81,292
Assurant	1,349	100,636
Chubb	213	26,482
Discover Financial Services	1,488	83,045
Goldman Sachs Group	99	20,302

Winton Series Trust

Winton Global Equity Portfolio

July 31, 2015 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Financials (continued)
Travelers	885	$93,916

		433,192

Health Care — 6.3%
Amgen	273	48,209
Anthem	1,909	294,501
Baxter International	180	7,214
Cardinal Health	220	18,696
Edwards Lifesciences *	4,131	628,573
Gilead Sciences	2,251	265,303
Humana	1,089	198,296
Johnson & Johnson	1,155	115,743
Pfizer	719	25,927

		1,602,462

Industrials — 0.9%
Caterpillar	104	8,178
L-3 Communications Holdings, Cl 3	990	114,305
Masco	238	6,281
Southwest Airlines	2,525	91,405

		220,169

Information Technology — 16.7%
Apple	3,167	384,157
Cisco Systems	6,538	185,810
Computer Sciences	1,041	68,113
Corning	14,189	265,051
Electronic Arts *	1,601	114,552
EMC	6,333	170,294

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
Hewlett-Packard	8,383	$255,849
Intel	9,579	277,312
International Business Machines	3,550	575,064
Lam Research	230	17,680
Micron Technology *	32,241	596,781
Microsoft	5,666	264,602
NetApp	506	15,762
NVIDIA	6,792	135,501
Oracle	2,049	81,837
QUALCOMM	1,032	66,450
SanDisk	442	26,648
VeriSign *	1,254	88,959
Western Digital	2,503	215,409
Western Union	13,813	279,575
Xerox	15,453	170,292

		4,255,698

Materials — 1.2%
LyondellBasell Industries, Cl A	3,174	297,816

		10,222,564

Total Common Stock (Cost $23,531,363)		$23,506,895

Winton Series Trust

Winton Global Equity Portfolio

July 31, 2015 (Unaudited)

EXCHANGE TRADED FUNDS — 2.5%

	Shares	Value
db x-trackers MSCI Korea Index Fund	5,200	$263,692
db x-trackers MSCI Taiwan Index Fund	17,840	371,607

Total Exchange Traded Funds (Cost $672,584)		635,299

PREFERRED STOCK — 0.2%
GERMANY — 0.2%
Porsche Automobil Holding	753	56,981

Total Preferred Stock (Cost $59,898)		56,981

Total Investments — 95.2% (Cost $24,263,845)@		$24,199,175

Percentages are based on net assets of $25,414,900.

ADR — American Depositary Receipt

Cl — Class

MSCI — Morgan Stanley Capital International

*	Non-income producing security.
‡	Real Estate Investment Trust

For the period ended July 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

@ At July 31, 2015 , the tax basis cost of the Fund’s investments was $24,263,845. The Fund’s investments had unrealized appreciation of $1,275,558 and unrealized depreciation of $(1,340,228).

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

WIN-QH-001-0200

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Winton Series Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015